FINANCIAL AND OTHER INCOME, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
FINANCIAL AND OTHER INCOME, NET [Abstract]
Interest income	$ 164	$ 293
Exchange rate differences and other	(34)	(138)
Financial and other income, net	$ 130	$ 155